RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRASACTIONS

The following tables set forth the components of the Company’s related party payables as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible notes payable to related party	$–	$566,743

The following tables set forth the components of the Company’s related party payables as of December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Convertible notes payable to related party	$566,743	$566,743
Less: loan discounts	(—)	(96,270)
Total convertible notes payable to related party, net	$566,743	$470,473

Total related party payables	$566,743	$470,473